Investments and Advances-Other, Noncurrent (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Investments and Advances [Line Items]
Investments and advances - other, noncurrent	¥ 209,680	¥ 188,863
Auction rate securities
Investments and Advances [Line Items]
Investments and advances - other, noncurrent	6,928	6,651
Marketable equity securities
Investments and Advances [Line Items]
Investments and advances - other, noncurrent	117,110	100,829
Government bonds
Investments and Advances [Line Items]
Investments and advances - other, noncurrent	2,000	1,999
U.S. government agency debt securities
Investments and Advances [Line Items]
Investments and advances - other, noncurrent	1,068	10,913
Non-marketable preferred stocks
Investments and Advances [Line Items]
Investments and advances - other, noncurrent	969	969
Other
Investments and Advances [Line Items]
Investments and advances - other, noncurrent	10,780	11,697
Guaranty deposits
Investments and Advances [Line Items]
Investments and advances - other, noncurrent	20,210	21,679
Advances
Investments and Advances [Line Items]
Investments and advances - other, noncurrent	2,132	1,276
Other
Investments and Advances [Line Items]
Investments and advances - other, noncurrent	¥ 48,483	¥ 32,850